Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Property and Equipment
Schedule of property and equipment

	September 29, 2012	December 31, 2011

Furniture and fixtures	$56	$56
Machinery, equipment and tooling	505	513
Computers and software	171	111
Leasehold improvements	90	90
Accumulated depreciation	(372)	(303)
Property and equipment, net	$450	$467

	December 31,
	2011	2010
Furniture and fixtures	$56	$41
Machinery, equipment and tooling	513	494
Computers and software	111	74
Leasehold improvements	90	49
Accumulated depreciation	(303)	(192)

Property and equipment, net	$467	$466